Income taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Scientific research and experimental development	$ 3,358	$ 3,358
Non-capital losses	3,418	3,760
Other	2,188	1,226
Total deferred tax assets	$ 8,964	$ 8,344